UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/17

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin Conservative Allocation Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.2%
Alternative Strategies 4.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	3,157,891	$35,684,161
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	4,996,364	31,926,768
		67,610,929
Domestic Equity 27.0%
Financial Select Sector SPDR ETF	1,043,700	26,990,082
[a,b] Franklin DynaTech Fund, Class R6	1,294,126	84,467,582
[a] Franklin Growth Fund, Class R6	1,357,256	124,731,874
[a] Franklin LibertyQ U.S. Equity ETF	666,700	17,834,225
[a] Franklin Rising Dividends Fund, Class R6	1,104,340	65,122,909
[a,b] Franklin Small Cap Growth Fund, Class R6	379,480	8,572,459
[a] Franklin Utilities Fund, Class R6	1,391,054	26,875,167
iShares S&P 500 Value ETF	207,655	22,408,051
		377,002,349
Domestic Fixed Income 41.8%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,781,737	42,079,287
[a] Franklin Low Duration Total Return Fund, Class R6	23,771,674	235,339,570
[a] Franklin Strategic Income Fund, Class R6	13,040,749	129,233,820
[a] Franklin U.S. Government Securities Fund, Class R6	24,122,312	148,352,220
iShares iBoxx $ Investment Grade Corporate Bond ETF	238,200	28,876,986
		583,881,883
Foreign Equity 14.7%
[a] Franklin International Small Cap Growth Fund, Class R6	2,518,296	54,672,219
[a] Franklin LibertyQ Emerging Markets ETF	1,693,800	53,828,795
[a] Franklin Mutual European Fund, Class R6	2,524,613	53,193,588
[a] Templeton Foreign Fund, Class R6	5,506,005	43,332,262
		205,026,864
Foreign Fixed Income 9.8%
[a] Templeton Global Total Return Fund, Class R6	11,118,737	137,205,211
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,166,501,437)		1,370,727,236

Short Term Investments 1.9%
Money Market Funds (Cost $26,122,142) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	26,122,142	26,122,142

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Conservative Allocation Fund (continued)
	Principal
	Amount	Value
Repurchase Agreements (Cost $1,100,051) 0.1%
[d] Joint Repurchase Agreement, 1.032%, 10/02/17 (Maturity Value $1,100,146)
BNP Paribas Securities Corp. (Maturity Value $952,110)
Deutsche Bank Securities Inc. (Maturity Value $95,669)
HSBC Securities (USA) Inc. (Maturity Value $47,603)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $4,764)
Collateralized by U.S. Government Agency Securities, 1.50%, 1/17/20; U.S. Treasury Note, 1.75% -
3.625%, 2/15/20 - 5/31/22 (valued at $1,122,795)	$1,100,051	$1,100,051
Total Investments (Cost $1,193,723,630) 100.1%		1,397,949,429
Other Assets, less Liabilities (0.1)%		(1,410,175)
Net Assets 100.0%		$1,396,539,254

See Abbreviations on page 29.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2017, all repurchase agreements had been entered into on September 29, 2017.

|2

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin Corefolio Allocation Fund
	Shares	Value
Investments in Underlying Funds 100.0%
Domestic Equity 74.8%
[a] Franklin Growth Fund, Class R6	2,092,837	$192,331,740
[a,b] Franklin Growth Opportunities Fund, Class R6	4,760,073	191,069,307
[a] Franklin Mutual Shares Fund, Class R6	6,350,542	187,658,519
		571,059,566
Foreign Equity 25.2%
[a] Templeton Growth Fund Inc., Class R6	7,134,248	192,410,668
Total Investments in Underlying Funds
before Short Term Investments (Cost $503,916,008)		763,470,234

Short Term Investments (Cost $253,170) 0.0%†
Money Market Funds 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	253,170	253,170
Total Investments in Underlying Funds (Cost $504,169,178) 100.0%		763,723,404
Other Assets, less Liabilities 0.0%†		1,404
Net Assets 100.0%		$763,724,808

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin Founding Funds Allocation Fund
	Shares	Value
Investments in Underlying Funds 99.9%
Domestic Equity 33.3%
[a] Franklin Mutual Shares Fund, Class R6	54,211,479	$1,601,949,204
Domestic Hybrid 33.2%
[a] Franklin Income Fund, Class R6	673,905,111	1,597,155,112
Foreign Equity 33.4%
[a] Templeton Growth Fund Inc., Class R6	59,532,982	1,605,604,542
Total Investments in Underlying Funds
before Short Term Investments (Cost $4,356,496,341)		4,804,708,858

Short Term Investments (Cost $878,378) 0.0%†
Money Market Funds 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	878,378	878,378
Total Investments in Underlying Funds (Cost $4,357,374,719) 99.9%.		4,805,587,236
Other Assets, less Liabilities 0.1%		2,460,676
Net Assets 100.0%		$4,808,047,912

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin Growth Allocation Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.2%
Alternative Strategies 4.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	2,948,860	$33,322,119
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	4,647,018	29,694,441
		63,016,560
Domestic Equity 51.3%
Financial Select Sector SPDR ETF	1,911,700	49,436,562
[a,b] Franklin DynaTech Fund, Class R6	2,240,114	146,212,237
[a] Franklin Growth Fund, Class R6	2,413,493	221,800,054
[a] Franklin LibertyQ U.S. Equity ETF	1,181,600	31,607,800
[a] Franklin Rising Dividends Fund, Class R6	2,000,821	117,988,397
[a,b] Franklin Small Cap Growth Fund, Class R6	689,137	15,567,607
[a] Franklin Utilities Fund, Class R6	2,583,787	49,918,759
iShares S&P 500 Value ETF	346,757	37,418,548
		669,949,964
Domestic Fixed Income 9.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	986,500	8,681,197
[a] Franklin Low Duration Total Return Fund, Class R6	5,252,011	51,994,909
[a] Franklin Strategic Income Fund, Class R6	2,701,886	26,775,693
[a] Franklin U.S. Government Securities Fund, Class R6	4,997,116	30,732,266
iShares iBoxx $ Investment Grade Corporate Bond ETF	49,800	6,037,254
		124,221,319
Foreign Equity 30.4%
[a] Franklin International Small Cap Growth Fund, Class R6	5,082,443	110,339,836
[a] Franklin LibertyQ Emerging Markets ETF	3,249,800	103,278,319
[a] Franklin Mutual European Fund, Class R6	4,702,870	99,089,476
[a] Templeton Foreign Fund, Class R6	10,753,218	84,627,825
		397,335,456
Foreign Fixed Income 2.1%
[a] Templeton Global Total Return Fund, Class R6	2,246,411	27,720,714
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $926,733,029)		1,282,244,013

Short Term Investments 1.9%
Money Market Funds (Cost $23,954,629) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	23,954,629	23,954,629

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Allocation Fund (continued)
	Principal
	Amount	Value
Repurchase Agreements (Cost $1,213,328) 0.1%
[d] Joint Repurchase Agreement, 1.032%, 10/02/17 (Maturity Value $1,213,433)
BNP Paribas Securities Corp. (Maturity Value $1,050,154)
Deutsche Bank Securities Inc. (Maturity Value $105,520)
HSBC Securities (USA) Inc. (Maturity Value $52,505)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $5,254)
Collateralized by U.S. Government Agency Securities, 1.50%, 1/17/20; and U.S. Treasury Note,
1.75% - 3.625%, 2/15/20 - 5/31/22 (valued at $1,238,414)	$1,213,328	$1,213,328
Total Investments (Cost $951,900,986) 100.1%		1,307,411,970
Other Assets, less Liabilities (0.1)%		(1,222,480)
Net Assets 100.0%		$1,306,189,490

See Abbreviations on page 29.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2017, all repurchase agreements had been entered into on September 29, 2017.

|6

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin LifeSmart Retirement Income Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 94.2%
Domestic Equity 10.0%
iShares U.S. Preferred Stock ETF	154,300	$5,988,383
Domestic Fixed Income 55.9%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,656,762	14,579,511
[a] Franklin High Income Fund, Class R6	2,019,708	3,837,445
[a] Franklin U.S. Government Securities Fund, Class R6	1,502,461	9,240,135
iShares iBoxx High Yield Corporate Bond ETF	63,800	5,662,888
		33,319,979
Domestic Hybrid 24.0%
[a] Franklin Income Fund, Class R6	6,031,074	14,293,645
Foreign Fixed Income 4.3%
[a] Templeton Global Total Return Fund, Class R6	207,015	2,554,565
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $54,531,224)		56,156,572

	Units
Index-Linked Notes (Cost $2,997,797) 5.4%
[b,c] Morgan Stanley, senior note, 144A, 4.68%, 3/29/18	26,778	3,260,404
Total Investments before Short Term Investments (Cost $57,529,021)		59,416,976

	Shares
Short Term Investments (Cost $477) 0.0%†
Money Market Funds 0.0%†
[a,d] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	477	477
Total Investments (Cost $57,529,498) 99.6%		59,417,453
Other Assets, less Liabilities 0.4%		211,197
Net Assets 100.0%		$59,628,650

See Abbreviations on page 29.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
cSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index. The coupon rate shown represents the combined rate at period end. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index.
dThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin LifeSmart 2020 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%
Alternative Strategies 5.0%
[a] Franklin K2 Long Short Credit Fund, Class R6	98,141	$1,045,198
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	110,009	702,960
		1,748,158
Domestic Equity 29.2%
Financial Select Sector SPDR ETF	35,300	912,858
[a] Franklin Growth Fund, Class R6	40,023	3,678,120
[a,b] Franklin Growth Opportunities Fund, Class R6	35,941	1,442,660
[a] Franklin LibertyQ U.S. Equity ETF	35,000	936,250
[a] Franklin Rising Dividends Fund, Class R6	25,387	1,497,061
[a,b] Franklin Small Cap Growth Fund, Class R6	20,797	469,803
[a] Franklin Utilities Fund, Class R6	32,127	620,704
iShares S&P 500 Value ETF	6,278	677,459
		10,234,915
Domestic Fixed Income 34.8%
[a] Franklin Floating Rate Daily Access Fund, Class R6	105,000	924,003
[a] Franklin Low Duration Total Return Fund, Class R6	712,806	7,056,775
[a] Franklin Strategic Income Fund, Class R6	93,674	928,305
[a] Franklin U.S. Government Securities Fund, Class R6	207,247	1,274,571
iShares Core U.S. Aggregate Bond ETF	13,000	1,424,670
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,900	594,028
		12,202,352
Foreign Equity 17.5%
[a] Franklin International Small Cap Growth Fund, Class R6	60,677	1,317,308
[a] Franklin LibertyQ Emerging Markets ETF	47,700	1,515,901
[a] Franklin Mutual International Fund, Class R6	46,431	748,467
iShares Core MSCI Europe ETF (Euro Community)	22,500	1,117,800
iShares Global Infrastructure ETF	10,902	493,425
[a] Templeton Foreign Fund, Class R6	119,679	941,871
		6,134,772
Foreign Fixed Income 11.4%
[a] Templeton Global Total Return Fund, Class R6	323,152	3,987,692
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $31,255,547)		34,307,889

Short Term Investments (Cost $665,594) 1.9%
Money Market Funds 1.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	665,594	665,594
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $31,921,141) 99.8%		34,973,483
Other Assets, less Liabilities 0.2%		76,034
Net Assets 100.0%		$35,049,517

See Abbreviations on page 29.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin LifeSmart 2025 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 5.0%
[a] Franklin K2 Long Short Credit Fund, Class R6	344,755	$3,671,636
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	412,619	2,636,637
		6,308,273
Domestic Equity 38.8%
Financial Select Sector SPDR ETF	173,600	4,489,296
[a] Franklin Growth Fund, Class R6	189,081	17,376,553
[a,b] Franklin Growth Opportunities Fund, Class R6	167,042	6,705,070
[a] Franklin LibertyQ U.S. Equity ETF	157,800	4,221,150
[a] Franklin Rising Dividends Fund, Class R6	122,766	7,239,521
[a,b] Franklin Small Cap Growth Fund, Class R6	118,249	2,671,254
[a] Franklin Utilities Fund, Class R6	151,915	2,934,992
iShares S&P 500 Value ETF	30,681	3,310,787
		48,948,623
Domestic Fixed Income 23.1%
[a] Franklin Floating Rate Daily Access Fund, Class R6	232,413	2,045,238
[a] Franklin Low Duration Total Return Fund, Class R6	1,687,095	16,702,243
[a] Franklin Strategic Income Fund, Class R6	208,100	2,062,271
[a] Franklin U.S. Government Securities Fund, Class R6	510,903	3,142,051
iShares Core U.S. Aggregate Bond ETF	32,700	3,583,593
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,100	1,588,113
		29,123,509
Foreign Equity 23.9%
[a] Franklin International Small Cap Growth Fund, Class R6	290,551	6,307,865
[a] Franklin LibertyQ Emerging Markets ETF	252,000	8,008,535
[a] Franklin Mutual International Fund, Class R6	219,614	3,540,172
iShares Core MSCI Europe ETF (Euro Community)	110,600	5,494,608
iShares Global Infrastructure ETF	61,099	2,765,341
[a] Templeton Foreign Fund, Class R6	524,380	4,126,869
		30,243,390
Foreign Fixed Income 7.3%
[a] Templeton Global Total Return Fund, Class R6	749,440	9,248,090
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $104,429,037)		123,871,885

Short Term Investments (Cost $1,867,133) 1.5%
Money Market Funds 1.5%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	1,867,133	1,867,133
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $106,296,170) 99.6%		125,739,018
Other Assets, less Liabilities 0.4%		557,773
Net Assets 100.0%		$126,296,791

See Abbreviations on page 29.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin LifeSmart 2030 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%
Alternative Strategies 5.0%
[a] Franklin K2 Long Short Credit Fund, Class R6	121,064	$1,289,334
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	134,457	859,176
		2,148,510
Domestic Equity 43.3%
Financial Select Sector SPDR ETF	66,800	1,727,448
[a] Franklin Growth Fund, Class R6	71,056	6,530,030
[a,b] Franklin Growth Opportunities Fund, Class R6	60,680	2,435,713
[a] Franklin LibertyQ U.S. Equity ETF	58,500	1,564,875
[a] Franklin Rising Dividends Fund, Class R6	47,071	2,775,760
[a,b] Franklin Small Cap Growth Fund, Class R6	53,202	1,201,847
[a] Franklin Utilities Fund, Class R6	61,305	1,184,407
iShares S&P 500 Value ETF	13,026	1,405,636
		18,825,716
Domestic Fixed Income 16.9%
[a] Franklin Floating Rate Daily Access Fund, Class R6	60,806	535,090
[a] Franklin Low Duration Total Return Fund, Class R6	416,703	4,125,358
[a] Franklin Strategic Income Fund, Class R6	54,291	538,023
[a] Franklin U.S. Government Securities Fund, Class R6	132,005	811,834
iShares Core U.S. Aggregate Bond ETF	8,600	942,474
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,100	375,813
		7,328,592
Foreign Equity 27.3%
[a] Franklin International Small Cap Growth Fund, Class R6	131,827	2,861,971
[a] Franklin LibertyQ Emerging Markets ETF	98,600	3,133,498
[a] Franklin Mutual International Fund, Class R6	86,705	1,397,675
iShares Core MSCI Europe ETF (Euro Community)	44,700	2,220,696
iShares Global Infrastructure ETF	18,894	855,143
[a] Templeton Foreign Fund, Class R6	177,141	1,394,099
		11,863,082
Foreign Fixed Income 5.4%
[a] Templeton Global Total Return Fund, Class R6	190,143	2,346,370
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $37,751,325)		42,512,270

Short Term Investments (Cost $765,950) 1.7%
Money Market Funds 1.7%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	765,950	765,950
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $38,517,275) 99.6%		43,278,220
Other Assets, less Liabilities 0.4%		156,302
Net Assets 100.0%		$43,434,522

See Abbreviations on page 29.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin LifeSmart 2035 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%
Alternative Strategies 4.9%
[a] Franklin K2 Long Short Credit Fund, Class R6	303,962	$3,237,198
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	357,175	2,282,343
		5,519,541
Domestic Equity 45.4%
Financial Select Sector SPDR ETF	177,200	4,582,392
[a] Franklin Growth Fund, Class R6	193,129	17,748,580
[a,b] Franklin Growth Opportunities Fund, Class R6	194,983	7,826,616
[a] Franklin LibertyQ U.S. Equity ETF	164,600	4,403,050
[a] Franklin Rising Dividends Fund, Class R6	119,190	7,028,633
[a,b] Franklin Small Cap Growth Fund, Class R6	116,490	2,631,499
[a] Franklin Utilities Fund, Class R6	152,487	2,946,057
iShares S&P 500 Value ETF	31,802	3,431,754
		50,598,581
Domestic Fixed Income 13.3%
[a] Franklin Floating Rate Daily Access Fund, Class R6	114,868	1,010,837
[a] Franklin Low Duration Total Return Fund, Class R6	840,915	8,325,054
[a] Franklin Strategic Income Fund, Class R6	99,599	987,029
[a] Franklin U.S. Government Securities Fund, Class R6	288,238	1,772,667
iShares Core U.S. Aggregate Bond ETF	17,300	1,895,907
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,200	872,856
		14,864,350
Foreign Equity 30.0%
[a] Franklin International Small Cap Growth Fund, Class R6	377,138	8,187,677
[a] Franklin LibertyQ Emerging Markets ETF	248,200	7,887,771
[a] Franklin Mutual International Fund, Class R6	270,366	4,358,301
iShares Core MSCI Europe ETF (Euro Community)	116,100	5,767,848
iShares Global Infrastructure ETF	62,436	2,825,853
[a] Templeton Foreign Fund, Class R6	557,368	4,386,483
		33,413,933
Foreign Fixed Income 4.3%
[a] Templeton Global Total Return Fund, Class R6	388,169	4,790,008
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $90,553,920)		109,186,413

Short Term Investments (Cost $2,338,418) 2.1%
Money Market Funds 2.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	2,338,418	2,338,418
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $92,892,338) 100.0%		111,524,831
Other Assets, less Liabilities 0.0%†		55
Net Assets 100.0%		$111,524,886

See Abbreviations on page 29.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin LifeSmart 2040 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 4.9%
[a] Franklin K2 Long Short Credit Fund, Class R6	94,870	$1,010,372
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	107,830	689,031
		1,699,403
Domestic Equity 47.6%
Financial Select Sector SPDR ETF	55,800	1,442,988
[a] Franklin Growth Fund, Class R6	62,189	5,715,156
[a,b] Franklin Growth Opportunities Fund, Class R6	64,894	2,604,864
[a] Franklin LibertyQ U.S. Equity ETF	53,900	1,441,825
[a] Franklin Rising Dividends Fund, Class R6	38,171	2,250,949
[a,b] Franklin Small Cap Growth Fund, Class R6	38,477	869,195
[a] Franklin Utilities Fund, Class R6	49,144	949,458
iShares S&P 500 Value ETF	10,717	1,156,472
		16,430,907
Domestic Fixed Income 11.1%
[a] Franklin Floating Rate Daily Access Fund, Class R6	30,854	271,513
[a] Franklin Low Duration Total Return Fund, Class R6	221,571	2,193,547
[a] Franklin Strategic Income Fund, Class R6	26,553	263,143
[a] Franklin U.S. Government Securities Fund, Class R6	79,056	486,195
iShares Core U.S. Aggregate Bond ETF	3,900	427,401
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,600	193,968
		3,835,767
Foreign Equity 30.8%
[a] Franklin International Small Cap Growth Fund, Class R6	123,044	2,671,294
[a] Franklin LibertyQ Emerging Markets ETF	78,400	2,491,544
[a] Franklin Mutual International Fund, Class R6	87,821	1,415,674
iShares Core MSCI Europe ETF (Euro Community)	38,700	1,922,616
iShares Global Infrastructure ETF	17,342	784,899
[a] Templeton Foreign Fund, Class R6	169,079	1,330,650
		10,616,677
Foreign Fixed Income 3.3%
[a] Templeton Global Total Return Fund, Class R6	92,644	1,143,224
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $29,594,371)		33,725,978

Short Term Investments (Cost $689,497) 2.0%
Money Market Funds 2.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	689,497	689,497
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $30,283,868) 99.7%		34,415,475
Other Assets, less Liabilities 0.3%		89,644
Net Assets 100.0%		$34,505,119

See Abbreviations on page 29.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin LifeSmart 2045 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 4.9%
[a] Franklin K2 Long Short Credit Fund, Class R6	209,595	$2,232,185
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	249,885	1,596,764
		3,828,949
Domestic Equity 47.5%
Financial Select Sector SPDR ETF	127,100	3,286,806
[a] Franklin Growth Fund, Class R6	139,013	12,775,321
[a,b] Franklin Growth Opportunities Fund, Class R6	145,474	5,839,332
[a] Franklin LibertyQ U.S. Equity ETF	121,900	3,260,825
[a] Franklin Rising Dividends Fund, Class R6	85,226	5,025,788
[a,b] Franklin Small Cap Growth Fund, Class R6	87,996	1,987,835
[a] Franklin Utilities Fund, Class R6	109,403	2,113,653
iShares S&P 500 Value ETF	23,055	2,487,865
		36,777,425
Domestic Fixed Income 10.2%
[a] Franklin Floating Rate Daily Access Fund, Class R6	60,692	534,086
[a] Franklin Low Duration Total Return Fund, Class R6	461,659	4,570,417
[a] Franklin Strategic Income Fund, Class R6	53,486	530,049
[a] Franklin U.S. Government Securities Fund, Class R6	155,296	955,072
iShares Core U.S. Aggregate Bond ETF	8,300	909,597
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,300	400,059
		7,899,280
Foreign Equity 32.1%
[a] Franklin International Small Cap Growth Fund, Class R6	273,542	5,938,603
[a] Franklin LibertyQ Emerging Markets ETF	186,300	5,920,595
[a] Franklin Mutual International Fund, Class R6	196,226	3,163,163
iShares Core MSCI Europe ETF (Euro Community)	80,300	3,989,304
iShares Global Infrastructure ETF	46,375	2,098,933
[a] Templeton Foreign Fund, Class R6	471,646	3,711,852
		24,822,450
Foreign Fixed Income 3.3%
[a] Templeton Global Total Return Fund, Class R6	204,274	2,520,744
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $62,658,873)		75,848,848

Short Term Investments (Cost $1,505,760) 1.9%
Money Market Funds 1.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	1,505,760	1,505,760
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $64,164,633) 99.9%		77,354,608
Other Assets, less Liabilities 0.1%		52,646
Net Assets 100.0%		$77,407,254

See Abbreviations on page 29.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin LifeSmart 2050 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.6%
Alternative Strategies 4.9%
[a] Franklin K2 Long Short Credit Fund, Class R6	78,283	$833,718
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	91,615	585,418
		1,419,136
Domestic Equity 47.8%
Financial Select Sector SPDR ETF	47,500	1,228,350
[a] Franklin Growth Fund, Class R6	53,578	4,923,839
[a,b] Franklin Growth Opportunities Fund, Class R6	55,448	2,225,679
[a] Franklin LibertyQ U.S. Equity ETF	48,000	1,284,000
[a] Franklin Rising Dividends Fund, Class R6	32,204	1,899,053
[a,b] Franklin Small Cap Growth Fund, Class R6	27,695	625,628
[a] Franklin Utilities Fund, Class R6	41,268	797,302
iShares S&P 500 Value ETF	8,292	894,790
		13,878,641
Domestic Fixed Income 9.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	22,342	196,605
[a] Franklin Low Duration Total Return Fund, Class R6	151,752	1,502,348
[a] Franklin Strategic Income Fund, Class R6	19,052	188,805
[a] Franklin U.S. Government Securities Fund, Class R6	57,097	351,148
iShares Core U.S. Aggregate Bond ETF	3,100	339,729
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	181,845
		2,760,480
Foreign Equity 32.5%
[a] Franklin International Small Cap Growth Fund, Class R6	103,299	2,242,623
[a] Franklin LibertyQ Emerging Markets ETF	73,700	2,342,179
[a] Franklin Mutual International Fund, Class R6	74,357	1,198,634
iShares Core MSCI Europe ETF (Euro Community)	31,600	1,569,888
iShares Global Infrastructure ETF	14,743	667,268
[a] Templeton Foreign Fund, Class R6	181,970	1,432,105
		9,452,697
Foreign Fixed Income 2.9%
[a] Templeton Global Total Return Fund, Class R6	67,680	835,164
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $24,698,463)		28,346,118

Short Term Investments (Cost $641,453) 2.2%
Money Market Funds 2.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	641,453	641,453
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $25,339,916) 99.8%		28,987,571
Other Assets, less Liabilities 0.2%		51,610
Net Assets 100.0%		$29,039,181

See Abbreviations on page 29.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin LifeSmart 2055 Retirement Target Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.9%
Alternative Strategies 4.9%
[a] Franklin K2 Long Short Credit Fund, Class R6	22,202	$236,448
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	26,854	171,599
		408,047
Domestic Equity 48.8%
Financial Select Sector SPDR ETF	13,900	359,454
[a] Franklin Growth Fund, Class R6	15,855	1,457,114
[a,b] Franklin Growth Opportunities Fund, Class R6	15,951	640,263
[a] Franklin LibertyQ U.S. Equity ETF	14,200	379,850
[a] Franklin Rising Dividends Fund, Class R6	9,619	567,232
[a,b] Franklin Small Cap Growth Fund, Class R6	8,384	189,401
[a] Franklin Utilities Fund, Class R6	12,442	240,375
iShares S&P 500 Value ETF	1,795	193,699
		4,027,388
Domestic Fixed Income 8.8%
[a] Franklin Floating Rate Daily Access Fund, Class R6	6,177	54,362
[a] Franklin Low Duration Total Return Fund, Class R6	42,987	425,567
[a] Franklin Strategic Income Fund, Class R6	5,230	51,827
[a] Franklin U.S. Government Securities Fund, Class R6	14,650	90,099
iShares Core U.S. Aggregate Bond ETF	700	76,713
iShares iBoxx $ Investment Grade Corporate Bond ETF	200	24,246
		722,814
Foreign Equity 32.7%
[a] Franklin International Small Cap Growth Fund, Class R6	30,848	669,709
[a] Franklin LibertyQ Emerging Markets ETF	20,500	651,488
[a] Franklin Mutual International Fund, Class R6	22,109	356,394
iShares Core MSCI Europe ETF (Euro Community)	8,300	412,344
iShares Global Infrastructure ETF	3,797	171,852
[a] Templeton Foreign Fund, Class R6	56,311	443,166
		2,704,953
Foreign Fixed Income 2.7%
[a] Templeton Global Total Return Fund, Class R6	18,348	226,415
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $7,235,176)		8,089,617

Short Term Investments (Cost $113,378) 1.4%
Money Market Funds 1.4%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%.	113,378	113,378
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $7,348,554) 99.3%		8,202,995
Other Assets, less Liabilities 0.7%.		59,874
Net Assets 100.0%		$8,262,869

See Abbreviations on page 29.

aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2017 (unaudited)
Franklin Moderate Allocation Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 4.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	4,885,227	$55,203,068
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	7,774,462	49,678,813
		104,881,881
Domestic Equity 39.5%
Financial Select Sector SPDR ETF	2,388,100	61,756,266
[a,b] Franklin DynaTech Fund, Class R6	2,771,676	180,907,306
[a] Franklin Growth Fund, Class R6	3,177,493	292,011,575
[a] Franklin LibertyQ U.S. Equity ETF	1,559,000	41,703,250
[a] Franklin Rising Dividends Fund, Class R6	2,515,090	148,314,840
[a,b] Franklin Small Cap Growth Fund, Class R6	921,579	20,818,468
[a] Franklin Utilities Fund, Class R6	3,321,100	64,163,655
iShares S&P 500 Value ETF	393,869	42,502,404
		852,177,764
Domestic Fixed Income 25.7%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,451,568	39,173,798
[a] Franklin Low Duration Total Return Fund, Class R6	23,046,776	228,163,086
[a] Franklin Strategic Income Fund, Class R6	12,296,842	121,861,703
[a] Franklin U.S. Government Securities Fund, Class R6	22,514,896	138,466,608
iShares iBoxx $ Investment Grade Corporate Bond ETF	214,200	25,967,466
		553,632,661
Foreign Equity 22.1%
[a] Franklin International Small Cap Growth Fund, Class R6	6,020,709	130,709,591
[a] Franklin LibertyQ Emerging Markets ETF	3,869,400	122,969,145
[a] Franklin Mutual European Fund, Class R6	5,862,588	123,524,739
[a] Templeton Foreign Fund, Class R6	12,761,424	100,432,407
		477,635,882
Foreign Fixed Income 5.9%
[a] Templeton Global Total Return Fund, Class R6	10,296,624	127,060,343
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,659,446,834)		2,115,388,531

Short Term Investments 1.9%
Money Market Funds (Cost $38,916,283) 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	38,916,283	38,916,283

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Moderate Allocation Fund (continued)
	Principal
	Amount	Value
Repurchase Agreements (Cost $1,623,945) 0.1%
[d] Joint Repurchase Agreement, 1.032%, 10/02/17 (Maturity Value $1,624,085)
BNP Paribas Securities Corp. (Maturity Value $1,405,549)
Deutsche Bank Securities Inc. (Maturity Value $141,230)
HSBC Securities (USA) Inc. (Maturity Value $70,274)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $7,032)
Collateralized by U.S. Government Agency Securities, 1.50%, 1/17/20; and U.S. Treasury Note,
1.75% - 3.625%, 2/15/20 - 5/31/22 (valued at $1,657,521)	$1,623,945	$1,623,945
Total Investments (Cost $1,699,987,062) 100.0%		2,155,928,759
Other Assets, less Liabilities (0.0)%†		(995,394)
Net Assets 100.0%		$2,154,933,365

See Abbreviations on page 29.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2017, all repurchase agreements had been entered into on September 29, 2017.

|17

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-four separate funds, fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|18

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the nine months ended September 30, 2017, were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Conservative Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,322,480	218,661	(247,015)	1,294,126	$84,467,582	$—	$1,286,742	$20,657,107
Franklin Floating Rate Daily Access Fund,
Class R6	—	5,090,639	(308,902)	4,781,737	42,079,287	856,694	(10,978)	(443,889)
Franklin Growth Fund, Class R6.	1,878,039	10,733	(531,516)	1,357,256	124,731,874	—	16,472,534	8,905,722
Franklin International Small Cap Growth
Fund, Class R6	2,996,940	17,366	(496,010)	2,518,296	54,672,219	—	731,073	14,031,411
Franklin K2 Alternative Strategies Fund,
Class R6	5,855,419	—	(2,697,528)	3,157,891	35,684,161	—	1,712,351	1,044,312
Franklin LibertyQ Emerging Markets ETF .	1,238,500	711,200	(255,900)	1,693,800	53,828,795	405,767	354,197	7,498,440
Franklin LibertyQ U.S. Equity ETF	—	728,900	(62,200)	666,700	17,834,225	110,837	3,925	648,366
Franklin Low Duration Total Return Fund,
Class R6	21,122,177	5,067,983	(2,418,486)	23,771,674	235,339,570	3,145,319	(702,422)	1,040,927
Franklin Mutual European Fund, Class R6 .	2,492,970	493,359	(461,716)	2,524,613	53,193,588	177,673	15,670	4,841,425
Franklin Pelagos Commodities Strategy
Fund, Class R6	5,230,884	—	(234,520)	4,996,364	31,926,768	—	(653,773)	(448,864)
Franklin Rising Dividends Fund, Class R6 .	1,745,373	19,552	(660,585)	1,104,340	65,122,909	522,881	11,845,665	(3,069,692)
Franklin Small Cap Growth Fund,
Class R6	451,035	2,703	(74,258)	379,480	8,572,459	—	116,979	981,632
Franklin Strategic Income Fund, Class R6 .	18,464,604	666,787	(6,090,642)	13,040,749	129,233,820	2,485,501	(3,817,442)	7,981,888
Franklin U.S. Government Securities Fund,
Class R6	33,205,449	1,398,401	(10,481,538)	24,122,312	148,352,220	3,909,051	(3,147,340)	1,527,457
Franklin Utilities Fund, Class R6.	1,622,554	39,682	(271,182)	1,391,054	26,875,167	582,116	1,474,324	963,098
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	6,351,087	179,152,953	(159,381,898)	26,122,142	26,122,142	32,137	—	—
Templeton Foreign Fund, Class R6	6,554,098	38,308	(1,086,401)	5,506,005	43,332,262	—	1,251,559	4,955,180
Templeton Frontier Markets Fund,
Class R6	769,014	—	(769,014)	—	—[a]	—	(1,343,170)	—[a]
Templeton Global Total Return Fund,
Class R6	7,785,702	4,438,715	(1,105,680)	11,118,737	137,205,211	3,836,481	(412,106)	2,201,399
Total Affiliated Securities					$1,318,574,259	$16,064,457	$25,177,788	$73,315,919

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6.	2,263,209	—	(170,372)	2,092,837	$192,331,740	$—	$4,647,497	$28,894,943
Franklin Growth Opportunities Fund,
Class R6	5,120,061	—	(359,988)	4,760,073	191,069,307	—	846,237	36,065,450
Franklin Mutual Shares Fund, Class R6	6,230,761	208,192	(88,411)	6,350,542	187,658,519	178,339	2,718,317 [b]	8,370,808
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	329,163	27,039,192	(27,115,185)	253,170	253,170	2,286	—	—
Templeton Growth Fund Inc., Class R6	7,490,909	—	(356,661)	7,134,248	192,410,668	—	697,967	24,404,524
Total Affiliated Securities					$763,723,404	$180,625	$8,910,018	$97,735,725

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	702,953,600	32,435,697	(61,484,186)	673,905,111	$1,597,155,112	$64,412,961	$(741,209)	$55,746,693
Franklin Mutual Shares Fund, Class R6	56,858,363	880,825	(3,527,709)	54,211,479	1,601,949,204	1,534,481	45,268,498 [b]	54,156,729

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Founding Funds Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	45,364,019	213,896,534	(258,382,175)	878,378	$878,378	$25,127	$—	$—
Templeton Growth Fund Inc., Class R6	68,244,005	452,561	(9,163,584)	59,532,982	1,605,604,542	—	28,335,952	193,470,172
Total Affiliated Securities					$4,805,587,236	$65,972,569	$72,863,241	$303,373,594

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin LibertyQ Emerging Markets ETF .	2,181,500	1,457,700	(389,400)	3,249,800	$103,278,319	$769,823	$523,936	$14,041,759
Franklin LibertyQ U.S. Equity ETF	—	1,276,500	(94,900)	1,181,600	31,607,800	195,723	4,100	1,149,106
Total Controlled Affiliates					$134,886,119	$965,546	$528,036	$15,190,865
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,234,676	376,764	(371,326)	2,240,114	$146,212,237	$—	$1,744,471	$35,556,492
Franklin Floating Rate Daily Access Fund,
Class R6	—	1,107,411	(120,911)	986,500	8,681,197	173,071	(6,274)	(86,290)
Franklin Growth Fund, Class R6.	3,289,099	—	(875,606)	2,413,493	221,800,054	—	26,153,301	18,499,459
Franklin International Small Cap Growth
Fund, Class R6	5,945,325	—	(862,882)	5,082,443	110,339,836	—	1,111,536	28,231,507
Franklin K2 Alternative Strategies Fund,
Class R6	5,290,255	88,887	(2,430,282)	2,948,860	33,322,119	—	1,396,063	1,125,521
Franklin Low Duration Total Return Fund,
Class R6	4,800,161	1,626,683	(1,174,833)	5,252,011	51,994,909	682,562	(320,690)	396,596
Franklin Mutual European Fund, Class R6 .	4,585,247	855,658	(738,035)	4,702,870	99,089,476	329,026	(289,188)	9,209,531
Franklin Pelagos Commodities Strategy
Fund, Class R6	4,669,018	78,675	(100,675)	4,647,018	29,694,441	—	(429,446)	(548,716)
Franklin Rising Dividends Fund, Class R6 .	3,098,631	16,860	(1,114,670)	2,000,821	117,988,397	936,043	19,162,125	(3,498,153)
Franklin Small Cap Growth Fund,
Class R6	805,297	—	(116,160)	689,137	15,567,607	—	177,066	1,797,126
Franklin Strategic Income Fund, Class R6 .	3,881,188	441,259	(1,620,561)	2,701,886	26,775,693	503,322	(256,832)	1,112,652
Franklin U.S. Government Securities Fund,
Class R6	6,947,140	848,700	(2,798,724)	4,997,116	30,732,266	789,840	(507,456)	189,724
Franklin Utilities Fund, Class R6.	2,962,629	55,597	(434,439)	2,583,787	49,918,759	1,071,795	2,307,302	2,125,163
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	6,060,504	214,885,107	(196,990,982)	23,954,629	23,954,629	31,150	—	—
Templeton Foreign Fund, Class R6	12,583,040	—	(1,829,822)	10,753,218	84,627,825	—	1,446,417	10,465,913
Templeton Frontier Markets Fund,
Class R6	1,841,002	—	(1,841,002)	—	—[a]	—	(3,753,978)	—[a]
Templeton Global Total Return Fund,
Class R6	1,604,547	1,109,336	(467,472)	2,246,411	27,720,714	762,290	80,026	273,615
Total Non-Controlled Affiliates					$1,078,420,159	$5,279,099	$48,014,443	$104,850,140
Total Affiliated Securities					$1,213,306,278	$6,244,645	$48,542,479	$120,041,005

Franklin LifeSmart Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	1,884,664	410,621	(638,523)	1,656,762	$14,579,511	$405,660	$23,624	$(167,057)
Franklin High Income Fund, Class R6	—	2,019,708	—	2,019,708	3,837,445	—	—	—
Franklin Income Fund, Class R6	5,166,874	2,001,588	(1,137,388)	6,031,074	14,293,645	442,381	73,042	332,373
Franklin Strategic Income Fund, Class R6 .	622,444	87,927	(710,371)	—	—[a]	87,992	357,491	—[a]
Franklin U.S. Government Securities Fund,
Class R6	2,398,566	144,693	(1,040,798)	1,502,461	9,240,135	330,558	(219,980)	71,179

|20

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart Retirement Income Fund (continued)
Non-Controlled Affiliates (continued)
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	15	9,624,152	(9,623,690)	477	$477	$1,307	$—	$—
Templeton Global Total Return Fund,
Class R6	239,735	15,538	(48,258)	207,015	2,554,565	79,576	30,224	24,808
Total Affiliated Securities					$44,505,778	$1,347,474	$264,401	$261,303

Franklin LifeSmart 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	—	121,581	(16,581)	105,000	$924,003	$18,934	$(550)	$(9,493)
Franklin Focused Core Equity Fund,
Class R6	71,450	5,090	(76,540)	—	—[a]	—	94,388	—[a]
Franklin Growth Fund, Class R6.	48,806	5,666	(14,449)	40,023	3,678,120	—	60,866	616,670
Franklin Growth Opportunities Fund,
Class R6	43,927	5,109	(13,095)	35,941	1,442,660	—	21,862	273,604
Franklin India Growth Fund, Class R6	50,406	6,493	(56,899)	—	—[a]	—	154,963	—[a]
Franklin International Small Cap Growth
Fund, Class R6	73,900	8,581	(21,804)	60,677	1,317,308	—	6,585	346,000
Franklin K2 Alternative Strategies Fund,
Class R6	90,400	10,611	(101,011)	—	—[a]	—	45,229	—[a]
Franklin K2 Long Short Credit Fund,
Class R6	97,573	13,340	(12,772)	98,141	1,045,198	—	598	35,263
Franklin LibertyQ Emerging Markets ETF .	46,200	14,700	(13,200)	47,700	1,515,901	12,120	9,973	226,652
Franklin LibertyQ U.S. Equity ETF	—	40,800	(5,800)	35,000	936,250	5,796	(782)	34,038
Franklin Low Duration Total Return Fund,
Class R6	482,134	348,937	(118,265)	712,806	7,056,775	89,532	(16,678)	22,963
Franklin Mutual International Fund,
Class R6	56,683	6,680	(16,932)	46,431	748,467	1,461	7,265	85,667
Franklin Pelagos Commodities Strategy
Fund, Class R6	104,776	19,313	(14,080)	110,009	702,960	—	(2,252)	(18,772)
Franklin Rising Dividends Fund, Class R6 .	41,021	4,209	(19,843)	25,387	1,497,061	12,330	58,102	142,919
Franklin Small Cap Growth Fund,
Class R6	25,385	2,943	(7,531)	20,797	469,803	—	5,201	55,258
Franklin Strategic Income Fund, Class R6 .	173,601	38,137	(118,064)	93,674	928,305	19,858	3,770	32,918
Franklin U.S. Government Securities Fund,
Class R6	381,149	85,235	(259,137)	207,247	1,274,571	36,339	(48,004)	34,662
Franklin Utilities Fund, Class R6.	38,257	5,194	(11,324)	32,127	620,704	13,548	8,642	45,244
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	190,417	10,082,829	(9,607,652)	665,594	665,594	1,232	—	—
Templeton Foreign Fund, Class R6	146,086	16,994	(43,401)	119,679	941,871	—	14,317	119,750
Templeton Global Total Return Fund,
Class R6	195,805	184,677	(57,330)	323,152	3,987,692	112,132	1,035	52,845
Total Affiliated Securities					$29,753,243	$323,282	$424,530	$2,096,188

Franklin LifeSmart 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	—	252,372	(19,959)	232,413	$2,045,238	$40,767	$(564)	$(21,012)
Franklin Focused Core Equity Fund,
Class R6	310,586	4,350	(314,936)	—	—[a]	—	364,563	—[a]
Franklin Growth Fund, Class R6.	222,262	4,407	(37,588)	189,081	17,376,553	—	230,893	2,905,905
Franklin Growth Opportunities Fund,
Class R6	196,335	3,873	(33,166)	167,042	6,705,070	—	90,682	1,256,149
Franklin India Growth Fund, Class R6	236,461	4,409	(240,870)	—	—[a]	—	678,993	—[a]

|21

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Growth
Fund, Class R6	341,435	6,751	(57,635)	290,551	$6,307,865	$—	$50,534	$1,607,171
Franklin K2 Alternative Strategies Fund,
Class R6	322,782	9,080	(331,862)	—	—[a]	—	219,525	—[a]
Franklin K2 Long Short Credit Fund,
Class R6	347,486	21,962	(24,693)	344,755	3,671,636	—	2,723	120,763
Franklin LibertyQ Emerging Markets ETF .	230,100	62,300	(40,400)	252,000	8,008,535	60,020	48,120	1,164,585
Franklin LibertyQ U.S. Equity ETF	—	172,700	(14,900)	157,800	4,221,150	26,032	501	153,283
Franklin Low Duration Total Return Fund,
Class R6	1,135,007	753,697	(201,609)	1,687,095	16,702,243	203,182	(47,340)	66,736
Franklin Mutual International Fund,
Class R6	257,590	5,462	(43,438)	219,614	3,540,172	6,938	(36,526)	465,123
Franklin Pelagos Commodities Strategy
Fund, Class R6	384,794	56,153	(28,328)	412,619	2,636,637	—	(2,944)	(70,426)
Franklin Rising Dividends Fund, Class R6 .	191,281	4,270	(72,785)	122,766	7,239,521	56,610	258,108	695,106
Franklin Small Cap Growth Fund,
Class R6	139,063	2,759	(23,573)	118,249	2,671,254	—	68,478	267,672
Franklin Strategic Income Fund, Class R6 .	390,110	62,463	(244,473)	208,100	2,062,271	42,715	(118,895)	198,420
Franklin U.S. Government Securities Fund,
Class R6	931,341	154,148	(574,586)	510,903	3,142,051	86,230	(105,715)	76,626
Franklin Utilities Fund, Class R6.	175,188	6,690	(29,963)	151,915	2,934,992	62,594	37,922	218,291
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	722,986	27,096,300	(25,952,153)	1,867,133	1,867,133	3,526	—	—
Templeton Foreign Fund, Class R6	616,488	12,032	(104,140)	524,380	4,126,869	—	86,443	487,956
Templeton Global Total Return Fund,
Class R6	462,110	382,919	(95,589)	749,440	9,248,090	253,324	(3,240)	114,677
Total Affiliated Securities					$104,507,280	$841,938	$1,822,261	$9,707,025

Franklin LifeSmart 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	—	63,309	(2,503)	60,806	$535,090	$10,293	$(92)	$(5,466)
Franklin Focused Core Equity Fund,
Class R6	100,655	5,310	(105,965)	—	—[a]	—	135,150	—[a]
Franklin Growth Fund, Class R6.	72,816	6,710	(8,470)	71,056	6,530,030	—	33,898	1,076,492
Franklin Growth Opportunities Fund,
Class R6	66,763	5,747	(11,830)	60,680	2,435,713	—	21,893	440,384
Franklin India Growth Fund, Class R6	85,606	6,821	(92,427)	—	—[a]	—	261,872	—[a]
Franklin International Small Cap Growth
Fund, Class R6	134,599	12,410	(15,182)	131,827	2,861,971	—	1,928	710,273
Franklin K2 Alternative Strategies Fund,
Class R6	99,662	13,113	(112,775)	—	—[a]	—	48,405	—[a]
Franklin K2 Long Short Credit Fund,
Class R6	109,077	17,368	(5,381)	121,064	1,289,334	—	(195)	41,868
Franklin LibertyQ Emerging Markets ETF .	78,100	25,800	(5,300)	98,600	3,133,498	23,169	2,790	439,800
Franklin LibertyQ U.S. Equity ETF	—	64,100	(5,600)	58,500	1,564,875	9,609	(1,460)	56,204
Franklin Low Duration Total Return Fund,
Class R6	270,854	169,027	(23,178)	416,703	4,125,358	48,276	(5,193)	8,165
Franklin Mutual International Fund,
Class R6	88,600	8,304	(10,199)	86,705	1,397,675	2,682	(2,304)	162,185
Franklin Pelagos Commodities Strategy
Fund, Class R6	109,178	30,765	(5,486)	134,457	859,176	—	(1,446)	(18,402)
Franklin Rising Dividends Fund, Class R6 .	63,789	4,960	(21,678)	47,071	2,775,760	21,076	53,497	289,784

|22

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Small Cap Growth Fund,
Class R6	54,396	5,006	(6,200)	53,202	$1,201,847	$—	$1,612	$142,673
Franklin Strategic Income Fund, Class R6 .	95,407	12,290	(53,406)	54,291	538,023	10,632	(8,447)	27,506
Franklin U.S. Government Securities Fund,
Class R6	224,100	29,291	(121,386)	132,005	811,834	21,124	(22,295)	14,656
Franklin Utilities Fund, Class R6.	61,409	6,972	(7,076)	61,305	1,184,407	24,131	1,483	92,760
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	61,193	10,644,640	(9,939,883)	765,950	765,950	1,481	—	—
Templeton Foreign Fund, Class R6	181,114	16,703	(20,676)	177,141	1,394,099	—	5,403	175,392
Templeton Global Total Return Fund,
Class R6	109,721	90,950	(10,528)	190,143	2,346,370	61,392	(950)	26,634
Total Affiliated Securities					$35,751,010	$233,865	$525,549	$3,680,908

Franklin LifeSmart 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	—	124,621	(9,753)	114,868	$1,010,837	$19,279	$(325)	$(10,127)
Franklin Focused Core Equity Fund,
Class R6	307,928	1,090	(309,018)	—	—[a]	—	314,947	—[a]
Franklin Growth Fund, Class R6.	216,137	2,846	(25,854)	193,129	17,748,580	—	159,477	2,986,155
Franklin Growth Opportunities Fund,
Class R6	218,186	2,875	(26,078)	194,983	7,826,616	—	112,110	1,428,798
Franklin India Growth Fund, Class R6	231,375	2,334	(233,709)	—	—[a]	—	652,500	—[a]
Franklin International Small Cap Growth
Fund, Class R6	421,648	5,537	(50,047)	377,138	8,187,677	—	37,693	2,083,053
Franklin K2 Alternative Strategies Fund,
Class R6	276,640	14,458	(291,098)	—	—[a]	—	179,343	—[a]
Franklin K2 Long Short Credit Fund,
Class R6	299,300	27,158	(22,496)	303,962	3,237,198	—	1,341	106,281
Franklin LibertyQ Emerging Markets ETF .	215,500	59,300	(26,600)	248,200	7,887,771	57,909	41,292	1,130,294
Franklin LibertyQ U.S. Equity ETF	—	176,700	(12,100)	164,600	4,403,050	27,130	(529)	159,896
Franklin Low Duration Total Return Fund,
Class R6	548,374	392,740	(100,199)	840,915	8,325,054	95,970	(24,263)	30,887
Franklin Mutual International Fund,
Class R6	301,451	4,508	(35,593)	270,366	4,358,301	8,511	(22,749)	541,388
Franklin Pelagos Commodities Strategy
Fund, Class R6	314,820	66,869	(24,514)	357,175	2,282,343	—	(3,001)	(54,022)
Franklin Rising Dividends Fund, Class R6 .	176,199	2,729	(59,738)	119,190	7,028,633	54,302	185,610	721,895
Franklin Small Cap Growth Fund,
Class R6	130,369	1,721	(15,600)	116,490	2,631,499	—	20,036	306,640
Franklin Strategic Income Fund, Class R6 .	184,001	28,404	(112,806)	99,599	987,029	19,471	(40,532)	76,674
Franklin U.S. Government Securities Fund,
Class R6	493,378	77,494	(282,634)	288,238	1,772,667	45,766	(52,901)	36,622
Franklin Utilities Fund, Class R6.	166,994	5,445	(19,952)	152,487	2,946,057	61,725	26,276	225,428
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	376,115	23,788,416	(21,826,113)	2,338,418	2,338,418	3,259	—	—
Templeton Foreign Fund, Class R6	622,852	8,208	(73,692)	557,368	4,386,483	—	41,649	556,927
Templeton Global Total Return Fund,
Class R6	233,322	202,754	(47,907)	388,169	4,790,008	125,196	299	56,268
Total Affiliated Securities					$92,148,221	$518,518	$1,628,273	$10,383,057

|23

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	—	34,623	(3,769)	30,854	$271,513	$5,231	$(128)	$(2,696)
Franklin Focused Core Equity Fund,
Class R6	99,364	4,593	(103,957)	—	—[a]	—	126,302	—[a]
Franklin Growth Fund, Class R6.	67,717	4,507	(10,035)	62,189	5,715,156	—	60,819	954,922
Franklin Growth Opportunities Fund,
Class R6	70,803	4,717	(10,626)	64,894	2,604,864	—	40,246	473,532
Franklin India Growth Fund, Class R6	76,925	4,181	(81,106)	—	—[a]	—	228,437	—[a]
Franklin International Small Cap Growth
Fund, Class R6	134,099	8,944	(19,999)	123,044	2,671,294	—	(4,008)	697,832
Franklin K2 Alternative Strategies Fund,
Class R6	84,269	9,654	(93,923)	—	—[a]	—	39,133	—[a]
Franklin K2 Long Short Credit Fund,
Class R6	92,199	12,506	(9,835)	94,870	1,010,372	—	(271)	34,396
Franklin LibertyQ Emerging Markets ETF .	67,200	21,600	(10,400)	78,400	2,491,544	18,888	9,924	361,943
Franklin LibertyQ U.S. Equity ETF	—	59,600	(5,700)	53,900	1,441,825	8,907	(569)	52,093
Franklin Low Duration Total Return Fund,
Class R6	146,850	107,691	(32,970)	221,571	2,193,547	25,374	(1,444)	3,095
Franklin Mutual International Fund,
Class R6	95,684	6,471	(14,334)	87,821	1,415,674	2,731	(6,516)	175,808
Franklin Pelagos Commodities Strategy
Fund, Class R6	91,571	26,492	(10,233)	107,830	689,031	—	(2,301)	(14,503)
Franklin Rising Dividends Fund, Class R6 .	54,989	3,378	(20,196)	38,171	2,250,949	17,777	48,552	243,069
Franklin Small Cap Growth Fund,
Class R6	41,829	2,808	(6,160)	38,477	869,195	—	3,525	104,661
Franklin Strategic Income Fund, Class R6 .	50,488	7,211	(31,146)	26,553	263,143	5,225	7,182	2,524
Franklin U.S. Government Securities Fund,
Class R6	137,788	21,842	(80,574)	79,056	486,195	13,582	(15,610)	10,775
Franklin Utilities Fund, Class R6.	52,313	4,574	(7,743)	49,144	949,458	20,023	6,160	74,032
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	183,134	8,866,521	(8,360,158)	689,497	689,497	1,117	—	—
Templeton Foreign Fund, Class R6	184,504	12,230	(27,655)	169,079	1,330,650	—	12,924	168,680
Templeton Global Total Return Fund,
Class R6	56,988	50,098	(14,442)	92,644	1,143,224	30,086	1,517	12,119
Total Affiliated Securities					$28,487,131	$148,941	$553,874	$3,352,282

Franklin LifeSmart 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	—	67,212	(6,520)	60,692	$534,086	$10,031	$(246)	$(5,243)
Franklin Focused Core Equity Fund,
Class R6	226,425	4,117	(230,542)	—	—[a]	—	229,379	—[a]
Franklin Growth Fund, Class R6.	153,668	5,002	(19,657)	139,013	12,775,321	—	99,859	3,692,715
Franklin Growth Opportunities Fund,
Class R6	160,883	5,213	(20,622)	145,474	5,839,332	—	77,753	1,638,184
Franklin India Growth Fund, Class R6	152,337	3,887	(156,224)	—	—[a]	—	450,993	—[a]
Franklin International Small Cap Growth
Fund, Class R6	302,418	9,844	(38,720)	273,542	5,938,603	—	13,413	1,357,991
Franklin K2 Alternative Strategies Fund,
Class R6	191,089	11,312	(202,401)	—	—[a]	—	123,151	—[a]
Franklin K2 Long Short Credit Fund,
Class R6	205,705	23,584	(19,694)	209,595	2,232,185	—	1,354	164,929
Franklin LibertyQ Emerging Markets ETF .	161,000	47,200	(21,900)	186,300	5,920,595	42,925	36,377	773,863

|24

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin LibertyQ U.S. Equity ETF	—	128,700	(6,800)	121,900	$3,260,825	$20,089	$(430)	$118,099
Franklin Low Duration Total Return Fund,
Class R6	302,710	224,444	(65,495)	461,659	4,570,417	49,657	(6,915)	25,472
Franklin Mutual International Fund,
Class R6	216,679	7,429	(27,882)	196,226	3,163,163	6,157	(21,962)	205,488
Franklin Pelagos Commodities Strategy
Fund, Class R6	224,286	47,776	(22,177)	249,885	1,596,764	—	(1,724)	94,857
Franklin Rising Dividends Fund, Class R6 .	124,876	4,155	(43,805)	85,226	5,025,788	38,529	123,651	1,829,004
Franklin Small Cap Growth Fund,
Class R6	97,302	3,175	(12,481)	87,996	1,987,835	—	12,348	542,165
Franklin Strategic Income Fund, Class R6 .	104,214	12,337	(63,065)	53,486	530,049	10,358	17,200	37,715
Franklin U.S. Government Securities Fund,
Class R6	275,361	36,573	(156,638)	155,296	955,072	24,308	(29,405)	(28,313)
Franklin Utilities Fund, Class R6.	118,411	6,311	(15,319)	109,403	2,113,653	44,098	17,576	667,050
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	468,586	16,871,037	(15,833,863)	1,505,760	1,505,760	2,275	—	—
Templeton Foreign Fund, Class R6	521,744	16,972	(67,070)	471,646	3,711,852	—	33,513	828,494
Templeton Global Total Return Fund,
Class R6	129,291	108,187	(33,204)	204,274	2,520,744	64,938	7,970	165,710
Total Affiliated Securities					$64,182,044	$313,365	$1,183,855	$12,108,180

Franklin LifeSmart 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	—	24,669	(2,327)	22,342	$196,605	$3,656	$(92)	$(1,905)
Franklin Focused Core Equity Fund,
Class R6	78,484	6,065	(84,549)	—	—[a]	—	143,710	—[a]
Franklin Growth Fund, Class R6.	51,909	6,248	(4,579)	53,578	4,923,839	—	5,361	805,806
Franklin Growth Opportunities Fund,
Class R6	53,630	6,479	(4,661)	55,448	2,225,679	—	2,410	400,262
Franklin India Growth Fund, Class R6	52,795	5,908	(58,703)	—	—[a]	—	182,912	—[a]
Franklin International Small Cap Growth
Fund, Class R6	100,058	12,057	(8,816)	103,299	2,242,623	—	(1,965)	543,515
Franklin K2 Alternative Strategies Fund,
Class R6	62,928	9,421	(72,349)	—	—[a]	—	33,320	—[a]
Franklin K2 Long Short Credit Fund,
Class R6	67,452	13,565	(2,734)	78,283	833,718	—	(192)	26,358
Franklin LibertyQ Emerging Markets ETF .	55,900	22,500	(4,700)	73,700	2,342,179	16,748	2,658	320,093
Franklin LibertyQ U.S. Equity ETF	—	50,900	(2,900)	48,000	1,284,000	7,881	(797)	46,292
Franklin Low Duration Total Return Fund,
Class R6	97,303	79,838	(25,389)	151,752	1,502,348	16,552	(382)	1,357
Franklin Mutual International Fund,
Class R6	71,811	8,870	(6,324)	74,357	1,198,634	2,311	738	131,743
Franklin Pelagos Commodities Strategy
Fund, Class R6	70,838	23,695	(2,918)	91,615	585,418	—	(770)	(11,603)
Franklin Rising Dividends Fund, Class R6 .	41,207	4,158	(13,161)	32,204	1,899,053	13,810	34,296	194,138
Franklin Small Cap Growth Fund,
Class R6	26,850	3,246	(2,401)	27,695	625,628	—	89	73,790
Franklin Strategic Income Fund, Class R6 .	33,073	7,136	(21,157)	19,052	188,805	3,566	8,193	(1,821)
Franklin U.S. Government Securities Fund,
Class R6	86,663	21,092	(50,658)	57,097	351,148	8,510	(9,379)	6,323
Franklin Utilities Fund, Class R6.	39,182	5,628	(3,542)	41,268	797,302	15,790	(221)	61,386
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	181,567	7,725,972	(7,266,086)	641,453	641,453	1,045	—	—
Templeton Foreign Fund, Class R6	176,382	21,264	(15,676)	181,970	1,432,105	—	1,028	178,298

|25

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin LifeSmart 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund,
Class R6	38,236	40,542	(11,098)	67,680	$835,164	$20,947	$911	$6,998
Total Affiliated Securities					$24,105,701	$110,816	$401,828	$2,781,030

Franklin LifeSmart 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	—	6,820	(643)	6,177	$54,362	$907	$(30)	$(478)
Franklin Focused Core Equity Fund,
Class R6	17,233	4,526	(21,759)	—	—[a]	—	31,325	—[a]
Franklin Growth Fund, Class R6.	11,630	4,735	(510)	15,855	1,457,114	—	(232)	210,444
Franklin Growth Opportunities Fund,
Class R6	11,687	4,760	(496)	15,951	640,263	—	(51)	99,855
Franklin India Growth Fund, Class R6	11,601	4,434	(16,035)	—	—[a]	—	41,369	—[a]
Franklin International Small Cap Growth
Fund, Class R6	22,604	9,217	(973)	30,848	669,709	—	(269)	143,729
Franklin K2 Alternative Strategies Fund,
Class R6	13,497	5,365	(18,862)	—	—[a]	—	6,494	—[a]
Franklin K2 Long Short Credit Fund,
Class R6	14,523	8,305	(626)	22,202	236,448	—	(94)	6,638
Franklin LibertyQ Emerging Markets ETF .	11,100	10,300	(900)	20,500	651,488	4,165	13	76,454
Franklin LibertyQ U.S. Equity ETF	—	14,500	(300)	14,200	379,850	2,300	(143)	13,274
Franklin Low Duration Total Return Fund,
Class R6	19,590	30,931	(7,534)	42,987	425,567	4,046	(114)	222
Franklin Mutual International Fund,
Class R6	16,099	6,682	(672)	22,109	356,394	672	(51)	34,591
Franklin Pelagos Commodities Strategy
Fund, Class R6	15,880	11,662	(688)	26,854	171,599	—	(214)	(2,400)
Franklin Rising Dividends Fund, Class R6 .	9,309	3,195	(2,885)	9,619	567,232	3,671	4,195	56,062
Franklin Small Cap Growth Fund,
Class R6	6,123	2,529	(268)	8,384	189,401	—	(144)	20,399
Franklin Strategic Income Fund, Class R6 .	6,730	3,669	(5,169)	5,230	51,827	858	867	518
Franklin U.S. Government Securities Fund,
Class R6	16,523	9,934	(11,807)	14,650	90,099	1,891	(1,894)	1,229
Franklin Utilities Fund, Class R6.	8,945	3,880	(383)	12,442	240,375	4,300	(17)	15,524
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	83,312	2,737,486	(2,707,420)	113,378	113,378	358	—	—
Templeton Foreign Fund, Class R6	41,260	16,859	(1,808)	56,311	443,166	—	(109)	47,826
Templeton Global Total Return Fund,
Class R6	7,573	13,962	(3,187)	18,348	226,415	5,090	(442)	1,678
Total Affiliated Securities					$6,964,687	$28,258	$80,459	$725,565

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin LibertyQ Emerging Markets ETF .	2,781,600	1,691,600	(603,800)	3,869,400	$122,969,145	$931,575	$822,526	$17,087,780
Franklin LibertyQ U.S. Equity ETF	—	1,718,000	(159,000)	1,559,000	41,703,250	259,041	14,691	1,516,127
Franklin Pelagos Commodities Strategy
Fund, Class R6	8,105,013	—	(330,551)	7,774,462	49,678,813	—	(1,393,528)	(313,740)
Total Controlled Affiliates					$214,351,208	$1,190,616	$(556,311)	$18,290,167

|26

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,850,304	488,127	(566,755)	2,771,676	$180,907,306	$—	$2,846,365	$44,361,358
Franklin Floating Rate Daily Access Fund,
Class R6	—	4,795,484	(343,916)	4,451,568	39,173,798	800,085	(14,420)	(410,248)
Franklin Growth Fund, Class R6.	4,467,176	6,726	(1,296,409)	3,177,493	292,011,575	—	39,412,707	20,519,307
Franklin International Small Cap Growth
Fund, Class R6	7,274,151	11,115	(1,264,557)	6,020,709	130,709,591	—	1,839,325	33,683,224
Franklin K2 Alternative Strategies Fund,
Class R6	9,060,708	—	(4,175,481)	4,885,227	55,203,068	—	2,659,503	1,610,269
Franklin Low Duration Total Return Fund,
Class R6	21,415,937	4,698,486	(3,067,647)	23,046,776	228,163,086	3,101,444	(891,307)	1,249,734
Franklin Mutual European Fund, Class R6 .	5,897,464	1,101,651	(1,136,527)	5,862,588	123,524,739	411,982	(231,976)	11,629,923
Franklin Rising Dividends Fund, Class R6 .	4,023,486	27,750	(1,536,146)	2,515,090	148,314,840	1,198,585	27,063,115	(6,947,352)
Franklin Small Cap Growth Fund,
Class R6	1,113,321	1,822	(193,564)	921,579	20,818,468	—	299,832	2,383,148
Franklin Strategic Income Fund, Class R6 .	17,639,031	814,176	(6,156,365)	12,296,842	121,861,703	2,349,196	(3,756,944)	7,724,624
Franklin U.S. Government Securities Fund,
Class R6	31,405,709	1,644,862	(10,535,675)	22,514,896	138,466,608	3,659,248	(2,706,582)	1,203,613
Franklin Utilities Fund, Class R6.	3,933,350	78,728	(690,978)	3,321,100	64,163,655	1,401,528	4,019,567	1,845,844
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	10,056,485	331,121,699	(302,261,901)	38,916,283	38,916,283	49,031	—	—
Templeton Foreign Fund, Class R6	15,425,156	23,775	(2,687,507)	12,761,424	100,432,407	—	2,801,005	11,706,902
Templeton Frontier Markets Fund,
Class R6	2,032,287	—	(2,032,287)	—	—[a]	—	(4,132,104)	—[a]
Templeton Global Total Return Fund,
Class R6	7,326,265	4,266,885	(1,296,526)	10,296,624	127,060,343	3,565,308	(19,177)	1,696,034
Total Non-Controlled Affiliates					$1,809,727,470	$16,536,407	$69,188,909	$132,256,380
Total Affiliated Securities					$2,024,078,678	$17,727,023	$68,632,598	$150,546,547

aAs of September 30, 2017, no longer held by the fund.
bIncludes realized gain distributions received.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|27

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of September 30, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$1,370,727,236	$—	$—	$1,370,727,236
Short Term Investments	26,122,142	1,100,051	—	27,222,193
Total Investments in Securities	$1,396,849,378	$1,100,051	$—	$1,397,949,429

Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
Underlying Funds	$763,470,234	$—	$—	$763,470,234
Short Term Investments	253,170	—	—	253,170
Total Investments in Securities	$763,723,404	$—	$—	$763,723,404

Franklin Founding Funds Allocation Fund
Assets:
Investments in Securities:
Underlying Funds	$4,804,708,858	$—	$—	$4,804,708,858
Short Term Investments	878,378	—	—	878,378
Total Investments in Securities	$4,805,587,236	$—	$—	$4,805,587,236

Franklin Growth Allocation Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$1,282,244,013	$—	$—	$1,282,244,013
Short Term Investments	23,954,629	1,213,328	—	25,167,957
Total Investments in Securities	$1,306,198,642	$1,213,328	$—	$1,307,411,970

Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$56,156,572	$—	$—	$56,156,572
Index-Linked Notes	—	3,260,404	—	3,260,404
Short Term Investments	477	—	—	477
Total Investments in Securities	$56,157,049	$3,260,404	$—	$59,417,453

Franklin LifeSmart 2020 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$34,307,889	$—	$—	$34,307,889
Short Term Investments	665,594	—	—	665,594
Total Investments in Securities	$34,973,483	$—	$—	$34,973,483

Franklin LifeSmart 2025 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$123,871,885	$—	$—	$123,871,885
Short Term Investments	1,867,133	—	—	1,867,133
Total Investments in Securities	$125,739,018	$—	$—	$125,739,018

Franklin LifeSmart 2030 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$42,512,270	$—	$—	$42,512,270
Short Term Investments	765,950	—	—	765,950
Total Investments in Securities	$43,278,220	$—	$—	$43,278,220

|28

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart 2035 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$109,186,413	$—	$—	$109,186,413
Short Term Investments	2,338,418	—	—	2,338,418
Total Investments in Securities	$111,524,831	$—	$—	$111,524,831

Franklin LifeSmart 2040 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$33,725,978	$—	$—	$33,725,978
Short Term Investments	689,497	—	—	689,497
Total Investments in Securities	$34,415,475	$—	$—	$34,415,475

Franklin LifeSmart 2045 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$75,848,848	$—	$—	$75,848,848
Short Term Investments	1,505,760	—	—	1,505,760
Total Investments in Securities	$77,354,608	$—	$—	$77,354,608

Franklin LifeSmart 2050 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$28,346,118	$—	$—	$28,346,118
Short Term Investments	641,453	—	—	641,453
Total Investments in Securities	$28,987,571	$—	$—	$28,987,571

Franklin LifeSmart 2055 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$8,089,617	$—	$—	$8,089,617
Short Term Investments	113,378	—	—	113,378
Total Investments in Securities	$8,202,995	$—	$—	$8,202,995

Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$2,115,388,531	$—	$—	$2,115,388,531
Short Term Investments	38,916,283	1,623,945	—	40,540,228
Total Investments in Securities	$2,154,304,814	$1,623,945	$—	$2,155,928,759

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ETF	Exchange Traded Fund
SPDR	S&P Depositary Receipt
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|29

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  November 27, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 27, 2017